Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2025
Labor And Social Obligations
Schedule of grants of stock options

	November 2025	April 2025	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023

Amount	692,000	60,000	113,900	232,000	37,000	153,000	30,000	15,000
Exercise price at the measurement date	R$62.57	R$79.91	R$73.75	R$60	R$59	R$59	R$57	R$56
Dividend yield (%)	0%	0%	0%	0.0%	0.0%	0.0%	0.0%	0.0%
Expected volatility (%)	24-41%	35-44%	32-45%	34-56%	44-56%	47-56%	48-55%	46-56%
Risk-free interest rate (%)	13-15%	14-15%	11-13%	10-11%	11-12%	10-12%	11-13%	13%
Expected life of stock options (years)	1-5	1-5	1-5	1-5	1-5	1-5	1-5	1-5
Share price at the measurement date	R$79.36	R$107.33	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$33.27	R$45.95	R$39.71	R$54.25	R$38.67	R$37.04	R$32.04	R$29.54

Schedule of movements in stock options

	Weighted average exercise price (in Brazilian Reais)	Number of stock options
		2025	2024	2023

Outstanding at January 1	67.31	1,610,679	1,696,064	3,729,287
Granted	63.95	752,000	113,900	467,000
Exercised	63.62	(404,478)	(147,955)	(164,214)
Stock options exchanged to RSUs	-	-	-	(1,751,599)
Forfeited	72.42	(57,152)	(16,182)	(333,111)
Expired	68.54	(57,680)	(35,148)	(251,299)
Outstanding at December 31	65.91	1,843,369	1,610,679	1,696,064
Exercisable	71.33	340,219	427,202	242,235

Schedule of grants of RSUs

	November 2025	April 2025	October 2024	December 2023	October 2023	August 2023	April 2023	February 2023

Amount	346,000	35,000	44,500	76,600	63,000	153,490	16,000	8,000
Weighted average fair value at the measurement date	R$79.36	R$107.33	R$92.78	R$100.97	R$79.12	R$76.45	R$62.51	R$70.69
Vesting period (years)	1-4	1-4	1-4	1-4	1-4	1-4	1-4	1-4

Schedule of stock option

	2025	2024	2023

Outstanding at January 1	656,634	854,431	447,224
Granted	381,000	44,500	317,090
Stock options exchanged to RSUs	-	-	215,797
Exercised	(224,070)	(222,910)	(99,576)
Expired	(93,846)	(19,387)	(26,104)
Outstanding at December 31	719,718	656,634	854,431